ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Additional Information - Condensed Financial Statements
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

32. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 601,547 and RMB 517,713 as of December 31, 2019 and 2020, respectively.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2019 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	652	226	35
Amounts due from related parties	273,715	249,057	38,170
Prepaid expenses and other current assets	2,349	211	32
Total current assets	276,716	249,494	38,237

Non-current assets:
Investment in subsidiaries	—	—	—
Other non-current assets, net	—	544	83
Total non-current assets	—	544	83

Total assets	276,716	250,038	38,320

LIABILITIES
Current liabilities:
Amounts due to related parties	85,358	94,510	14,484
Accrued and other liabilities	27,082	12,406	1,901
Total current liabilities	112,440	106,916	16,385

Non-current liabilities:
Total non-current liabilities	—	—	—

Total liabilities	112,440	106,916	16,385

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2019 and 2020)	—	—	—
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 38,858,199 and 41,923,276 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	730	794	122
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	90	90	14
Additional paid-in capital	3,508,745	3,545,073	543,306
Accumulated deficit	(3,351,630)	(3,414,936)	(523,362)
Accumulated other comprehensive income	6,341	12,101	1,855
Total shareholders’ equity	164,276	143,122	21,935

Total liabilities and shareholders’ equity	276,716	250,038	38,320

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
Cost of revenues
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
GROSS LOSS	—	—	—	—
Operating expenses:
Selling and marketing	—	—	—	—
General and administrative	(1,097)	(12,380)	(7,841)	(1,202)
Research and development	—	—	—	—
Total operating expenses	(1,097)	(12,380)	(7,841)	(1,202)

OPERATING LOSS	(1,097)	(12,380)	(7,841)	(1,202)
Share of income (loss) from subsidiaries	44,864	(159,282)	(55,362)	(8,486)
OTHER EXPENSE
Interest income (expense), net	117	(267)	—	—
Other income, net	1,106	71,988	491	75
Income tax	—	—	—	—
NET INCOME (LOSS)	44,990	(99,941)	(62,712)	(9,613)

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(86)	57,044	(14,319)	(2,193)
Cash flows from investing activities	(2,619)	—	(133)	(20)
Cash flows from financing activities	7,476	(61,485)	14,026	2,150
Effects of exchange rate changes on cash and cash equivalents	—	—	—	—
Net change in cash and cash equivalents	4,771	(4,441)	(426)	(63)
Cash, cash equivalents and restricted cash at beginning of year	323	5,094	653	98
Cash, cash equivalents and restricted cash at end of year	5,094	653	227	35

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities